Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities
Unsecured bank loans	₺ 6,376,981	₺ 5,300,756
Debt securities issued	1,770,482	1,589,227
Finance lease liabilities	108,164	41,539
Secured bank loans	2,368	3,580
Total non-current liabilities	8,257,995	6,935,102
Current liabilities
Unsecured bank loans	2,643,112	1,581,135
Current portion of unsecured bank loans	1,513,425	922,867
Current portion of secured bank loans	2,022	2,054
Current portion of finance lease liabilities	14,556	6,575
Current portion of long-term debt securities issued	105,039	94,473
Debt securities issued		238,956
Total current liabilities	₺ 4,278,154	₺ 2,846,060